Shareholder Report		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS VARIABLE SERIES II
Entity Central Index Key		0000810573
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000017223
Shareholder Report [Line Items]
Fund Name		DWS Global Income Builder VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Income Builder VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.63%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 9.10% for the period ended December 31, 2024. The Fund's broad-based index, the MSCI ACWI Index, returned 17.49% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 11.20%.

The Fund’s positioning in equities was the primary reason for its underperformance versus the Blended Index. An underweight in the United States versus the international markets was a key detractor at a time in which gains for a narrow group of U.S. mega-cap technology stocks acted as the primary driver of market performance. On the positive side, a modest overweight in equities versus bonds contributed to results due to the outperformance of the former category.

The Fund used derivatives in the equity portfolio. Mid-way through the period, the Fund adopted a strategy in which it primarily achieved exposure to stocks through the use of futures. Since futures require less capital than owning stocks directly, this shift freed up cash that we invested in U.S. Treasuries in an effort to boost the Fund’s yield. This aspect of our strategy did not have a material effect on relative performance.

The Fund’s positioning in bonds contributed positively to results. Our decision to emphasize the credit sectors over government bonds was the largest positive contributor. Specifically, the portfolio benefited from its overweights in high-yield bonds and lower-rated investment-grade corporate issues (primarily BBB rated debt). Positioning in structured securities was also positive, led by overweights in collateralized loan obligations, asset-backed securities, and commercial mortgage-backed securities. On the other hand, an underweight in the emerging markets detracted. We used derivatives in the fixed-income portfolio in an effort to manage duration (interest rate sensitivity) and credit positioning, which had a neutral impact on results.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index	Bloomberg U.S. Universal Index	Blended Index
'14	$10,000	$10,000	$10,000	$10,000
'15	$9,821	$9,844	$10,190	$9,983
'15	$10,240	$10,392	$10,131	$10,290
'15	$10,150	$10,231	$10,173	$10,212
'15	$10,324	$10,528	$10,161	$10,385
'15	$10,385	$10,514	$10,143	$10,370
'15	$10,260	$10,266	$10,030	$10,179
'15	$10,324	$10,355	$10,088	$10,258
'15	$9,895	$9,646	$10,059	$9,823
'15	$9,619	$9,296	$10,098	$9,627
'15	$10,032	$10,026	$10,130	$10,089
'15	$9,959	$9,943	$10,093	$10,025
'15	$9,856	$9,764	$10,043	$9,898
'16	$9,555	$9,175	$10,154	$9,581
'16	$9,555	$9,112	$10,226	$9,571
'16	$9,976	$9,787	$10,351	$10,042
'16	$10,075	$9,931	$10,422	$10,159
'16	$10,097	$9,944	$10,430	$10,171
'16	$10,173	$9,884	$10,614	$10,212
'16	$10,420	$10,310	$10,701	$10,509
'16	$10,406	$10,344	$10,713	$10,535
'16	$10,433	$10,408	$10,715	$10,576
'16	$10,294	$10,231	$10,644	$10,441
'16	$10,357	$10,309	$10,405	$10,394
'16	$10,527	$10,531	$10,436	$10,541
'17	$10,693	$10,819	$10,473	$10,729
'17	$10,926	$11,123	$10,553	$10,943
'17	$10,993	$11,259	$10,550	$11,022
'17	$11,109	$11,434	$10,637	$11,162
'17	$11,312	$11,687	$10,719	$11,345
'17	$11,312	$11,740	$10,710	$11,373
'17	$11,562	$12,068	$10,764	$11,586
'17	$11,603	$12,114	$10,856	$11,653
'17	$11,793	$12,348	$10,818	$11,771
'17	$11,926	$12,605	$10,831	$11,923
'17	$12,116	$12,849	$10,815	$12,054
'17	$12,268	$13,056	$10,863	$12,192
'18	$12,656	$13,793	$10,758	$12,553
'18	$12,171	$13,213	$10,656	$12,191
'18	$12,019	$12,931	$10,710	$12,061
'18	$12,045	$13,054	$10,638	$12,099
'18	$12,024	$13,070	$10,696	$12,135
'18	$12,035	$13,000	$10,681	$12,090
'18	$12,327	$13,392	$10,703	$12,319
'18	$12,374	$13,497	$10,756	$12,402
'18	$12,459	$13,555	$10,710	$12,413
'18	$11,833	$12,540	$10,620	$11,811
'18	$11,923	$12,723	$10,668	$11,938
'18	$11,328	$11,827	$10,835	$11,502
'19	$12,082	$12,761	$10,984	$12,108
'19	$12,284	$13,102	$10,996	$12,307
'19	$12,454	$13,267	$11,195	$12,491
'19	$12,723	$13,715	$11,210	$12,750
'19	$12,402	$12,901	$11,382	$12,368
'19	$12,861	$13,746	$11,543	$12,921
'19	$12,872	$13,786	$11,578	$12,960
'19	$12,872	$13,459	$11,840	$12,894
'19	$13,065	$13,742	$11,788	$13,035
'19	$13,237	$14,119	$11,826	$13,267
'19	$13,353	$14,463	$11,824	$13,460
'19	$13,612	$14,973	$11,842	$13,752
'20	$13,546	$14,807	$12,054	$13,759
'20	$12,977	$13,611	$12,235	$13,166
'20	$11,501	$11,774	$11,996	$12,042
'20	$12,176	$13,035	$12,236	$12,917
'20	$12,535	$13,602	$12,350	$13,305
'20	$12,805	$14,036	$12,453	$13,611
'20	$13,281	$14,779	$12,672	$14,139
'20	$13,728	$15,683	$12,599	$14,620
'20	$13,463	$15,178	$12,576	$14,329
'20	$13,269	$14,809	$12,531	$14,103
'20	$14,287	$16,634	$12,695	$15,204
'20	$14,739	$17,406	$12,739	$15,647
'21	$14,692	$17,327	$12,659	$15,567
'21	$14,845	$17,729	$12,495	$15,703
'21	$15,110	$18,202	$12,350	$15,882
'21	$15,530	$18,998	$12,454	$16,351
'21	$15,749	$19,294	$12,501	$16,530
'21	$15,926	$19,548	$12,592	$16,710
'21	$16,030	$19,682	$12,719	$16,849
'21	$16,238	$20,175	$12,710	$17,097
'21	$15,768	$19,342	$12,602	$16,615
'21	$16,189	$20,329	$12,591	$17,115
'21	$15,951	$19,839	$12,607	$16,877
'21	$16,354	$20,633	$12,598	$17,279
'22	$15,896	$19,620	$12,322	$16,620
'22	$15,548	$19,113	$12,154	$16,276
'22	$15,615	$19,527	$11,828	$16,318
'22	$14,702	$17,964	$11,387	$15,291
'22	$14,812	$17,985	$11,449	$15,345
'22	$13,842	$16,469	$11,221	$14,446
'22	$14,461	$17,619	$11,503	$15,197
'22	$13,993	$16,970	$11,204	$14,706
'22	$12,948	$15,346	$10,721	$13,606
'22	$13,354	$16,272	$10,603	$14,036
'22	$14,234	$17,534	$10,999	$14,901
'22	$13,904	$16,844	$10,961	$14,529
'23	$14,647	$18,051	$11,301	$15,334
'23	$14,206	$17,534	$11,024	$14,921
'23	$14,523	$18,075	$11,282	$15,343
'23	$14,639	$18,334	$11,351	$15,514
'23	$14,455	$18,138	$11,233	$15,353
'23	$14,980	$19,191	$11,216	$15,874
'23	$15,357	$19,894	$11,227	$16,228
'23	$15,065	$19,338	$11,160	$15,917
'23	$14,575	$18,538	$10,893	$15,371
'23	$14,192	$17,981	$10,730	$15,003
'23	$15,271	$19,640	$11,213	$16,102
'23	$15,975	$20,584	$11,638	$16,811
'24	$16,046	$20,704	$11,610	$16,855
'24	$16,287	$21,593	$11,471	$17,204
'24	$16,742	$22,271	$11,584	$17,596
'24	$16,183	$21,536	$11,313	$17,085
'24	$16,633	$22,411	$11,500	$17,614
'24	$16,964	$22,910	$11,606	$17,914
'24	$17,252	$23,279	$11,869	$18,252
'24	$17,524	$23,870	$12,044	$18,645
'24	$17,856	$24,425	$12,209	$19,010
'24	$17,451	$23,877	$11,932	$18,583
'24	$17,819	$24,770	$12,057	$19,078
'24	$17,429	$24,183	$11,875	$18,693

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	9.10%	5.07%	5.71%
MSCI ACWI Index	17.49%	10.06%	9.23%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Blended Index	11.20%	6.33%	6.46%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 110,122,415
Holdings Count | Holding		310
Advisory Fees Paid, Amount		$ 412,068
InvestmentCompanyPortfolioTurnover		294.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	110,122,415
Number of Portfolio Holdings	310
Portfolio Turnover Rate (%)	294
Total Net Advisory Fees Paid ($)	412,068

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	17%
Energy	7%
Information Technology	6%
Industrials	5%
Utilities	4%
Communication Services	3%
Consumer Discretionary	3%
Health Care	3%
Materials	2%
Consumer Staples	1%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United States	80%
Non US	60%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	72%
Corporate Bonds	29%
Government & Agency Obligations	25%
Asset-Backed	8%
Collateralized Mortgage Obligations	7%
Commercial Mortgage-Backed Securities	3%
Mortgage-Backed Securities Pass-Throughs	0%
Equity Exposure	67%
Equity Index Futures	42%
Common Stocks	21%
Exchange-Traded Funds	2%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	4%
Cash Equivalents	4%
Other Assets and Liabilities, Net	(1%)

Material Fund Change [Text Block]
C000017251
Shareholder Report [Line Items]
Fund Name		DWS High Income VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS High Income VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.70%

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.70%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
'14	$10,000	$10,000	$10,000
'15	$10,045	$10,210	$10,069
'15	$10,227	$10,114	$10,309
'15	$10,227	$10,161	$10,254
'15	$10,346	$10,124	$10,377
'15	$10,330	$10,100	$10,408
'15	$10,185	$9,990	$10,249
'15	$10,153	$10,059	$10,187
'15	$9,943	$10,045	$10,006
'15	$9,669	$10,113	$9,750
'15	$9,959	$10,114	$10,015
'15	$9,782	$10,088	$9,791
'15	$9,556	$10,055	$9,539
'16	$9,411	$10,193	$9,388
'16	$9,444	$10,266	$9,432
'16	$9,701	$10,360	$9,849
'16	$9,996	$10,400	$10,242
'16	$10,047	$10,402	$10,316
'16	$10,099	$10,589	$10,428
'16	$10,356	$10,656	$10,691
'16	$10,580	$10,644	$10,929
'16	$10,648	$10,638	$11,000
'16	$10,648	$10,556	$11,034
'16	$10,631	$10,307	$10,991
'16	$10,786	$10,321	$11,207
'17	$10,923	$10,341	$11,357
'17	$11,078	$10,411	$11,535
'17	$11,043	$10,405	$11,510
'17	$11,158	$10,486	$11,641
'17	$11,267	$10,566	$11,744
'17	$11,267	$10,556	$11,757
'17	$11,395	$10,601	$11,892
'17	$11,413	$10,696	$11,889
'17	$11,522	$10,645	$11,996
'17	$11,541	$10,652	$12,043
'17	$11,577	$10,638	$12,011
'17	$11,595	$10,687	$12,046
'18	$11,650	$10,564	$12,123
'18	$11,541	$10,464	$12,010
'18	$11,468	$10,531	$11,936
'18	$11,541	$10,452	$12,015
'18	$11,561	$10,527	$12,013
'18	$11,561	$10,514	$12,055
'18	$11,680	$10,516	$12,190
'18	$11,799	$10,584	$12,278
'18	$11,858	$10,516	$12,349
'18	$11,660	$10,433	$12,147
'18	$11,561	$10,495	$12,037
'18	$11,304	$10,688	$11,773
'19	$11,838	$10,801	$12,313
'19	$12,036	$10,795	$12,521
'19	$12,155	$11,002	$12,644
'19	$12,342	$11,005	$12,821
'19	$12,196	$11,201	$12,658
'19	$12,531	$11,341	$12,968
'19	$12,615	$11,366	$13,035
'19	$12,720	$11,661	$13,086
'19	$12,783	$11,599	$13,127
'19	$12,804	$11,634	$13,157
'19	$12,867	$11,628	$13,193
'19	$13,077	$11,620	$13,469
'20	$13,014	$11,843	$13,470
'20	$12,804	$12,056	$13,261
'20	$11,566	$11,985	$11,700
'20	$12,020	$12,198	$12,145
'20	$12,578	$12,255	$12,696
'20	$12,555	$12,332	$12,817
'20	$13,224	$12,517	$13,425
'20	$13,313	$12,416	$13,559
'20	$13,135	$12,409	$13,419
'20	$13,247	$12,353	$13,479
'20	$13,670	$12,475	$14,019
'20	$13,893	$12,492	$14,287
'21	$13,871	$12,402	$14,342
'21	$13,893	$12,223	$14,392
'21	$13,938	$12,071	$14,417
'21	$14,052	$12,166	$14,575
'21	$14,099	$12,206	$14,617
'21	$14,262	$12,291	$14,816
'21	$14,286	$12,429	$14,869
'21	$14,356	$12,405	$14,952
'21	$14,356	$12,298	$14,955
'21	$14,309	$12,294	$14,928
'21	$14,169	$12,331	$14,773
'21	$14,450	$12,299	$15,052
'22	$14,075	$12,034	$14,641
'22	$13,982	$11,900	$14,515
'22	$13,888	$11,569	$14,370
'22	$13,437	$11,130	$13,852
'22	$13,511	$11,202	$13,888
'22	$12,624	$11,026	$12,944
'22	$13,388	$11,296	$13,721
'22	$13,043	$10,977	$13,386
'22	$12,599	$10,502	$12,853
'22	$12,969	$10,366	$13,219
'22	$13,265	$10,748	$13,465
'22	$13,166	$10,699	$13,364
'23	$13,585	$11,028	$13,887
'23	$13,388	$10,743	$13,709
'23	$13,585	$11,016	$13,861
'23	$13,669	$11,083	$13,996
'23	$13,513	$10,962	$13,863
'23	$13,722	$10,923	$14,088
'23	$13,904	$10,915	$14,290
'23	$13,930	$10,846	$14,332
'23	$13,774	$10,570	$14,164
'23	$13,565	$10,403	$13,987
'23	$14,164	$10,874	$14,625
'23	$14,659	$11,291	$15,165
'24	$14,659	$11,260	$15,168
'24	$14,685	$11,101	$15,213
'24	$14,841	$11,203	$15,394
'24	$14,736	$10,920	$15,240
'24	$14,902	$11,105	$15,413
'24	$15,041	$11,210	$15,562
'24	$15,262	$11,472	$15,867
'24	$15,484	$11,637	$16,120
'24	$15,705	$11,793	$16,383
'24	$15,622	$11,500	$16,293
'24	$15,788	$11,622	$16,479
'24	$15,705	$11,432	$16,409

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	7.14%	3.73%	4.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
ICE BofA US High Yield Index	8.20%	4.03%	5.08%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]		The Bloomberg U.S. Aggregate Bond Index replaces the ICE BofA US High Yield Index as the Fund's broad-based index in compliance with updated regulatory requirements.
AssetsNet		$ 42,774,758
Holdings Count | Holding		297
Advisory Fees Paid, Amount		$ 125,608
InvestmentCompanyPortfolioTurnover		143.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	42,774,758
Number of Portfolio Holdings	297
Portfolio Turnover Rate (%)	143
Total Net Advisory Fees Paid ($)	125,608

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	90%
Exchange-Traded Funds	5%
Loan Participations and Assignments	3%
Cash Equivalents	2%
Convertible Bonds	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	15%
Energy	15%
Industrials	14%
Consumer Discretionary	13%
Materials	12%
Financials	6%
Utilities	6%
Health Care	5%
Information Technology	4%
Real Estate	3%
Consumer Staples	1%

Material Fund Change [Text Block]
C000017245
Shareholder Report [Line Items]
Fund Name		DWS International Growth VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS International Growth VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.84%

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.84%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI ex USA Index
'14	$10,000	$10,000
'15	$9,909	$9,985
'15	$10,444	$10,519
'15	$10,326	$10,349
'15	$10,444	$10,872
'15	$10,590	$10,702
'15	$10,407	$10,403
'15	$10,517	$10,375
'15	$9,877	$9,582
'15	$9,521	$9,137
'15	$10,169	$9,818
'15	$10,096	$9,615
'15	$9,877	$9,434
'16	$9,292	$8,792
'16	$9,347	$8,692
'16	$9,932	$9,398
'16	$10,060	$9,646
'16	$10,124	$9,483
'16	$9,922	$9,338
'16	$10,336	$9,800
'16	$10,373	$9,862
'16	$10,428	$9,983
'16	$10,115	$9,840
'16	$10,170	$9,612
'16	$10,244	$9,858
'17	$10,521	$10,207
'17	$10,871	$10,370
'17	$11,064	$10,633
'17	$11,374	$10,860
'17	$11,734	$11,213
'17	$11,845	$11,248
'17	$12,104	$11,662
'17	$12,197	$11,723
'17	$12,446	$11,941
'17	$12,539	$12,165
'17	$12,594	$12,264
'17	$12,853	$12,538
'18	$13,537	$13,237
'18	$12,742	$12,613
'18	$12,557	$12,390
'18	$12,678	$12,588
'18	$12,659	$12,297
'18	$12,529	$12,066
'18	$12,734	$12,355
'18	$12,734	$12,096
'18	$12,734	$12,151
'18	$11,483	$11,163
'18	$11,548	$11,269
'18	$10,708	$10,758
'19	$11,586	$11,571
'19	$12,090	$11,797
'19	$12,314	$11,868
'19	$12,909	$12,181
'19	$12,180	$11,527
'19	$13,121	$12,222
'19	$13,034	$12,074
'19	$12,813	$11,701
'19	$12,909	$12,002
'19	$13,303	$12,421
'19	$13,591	$12,530
'19	$14,052	$13,073
'20	$13,869	$12,722
'20	$13,034	$11,716
'20	$11,316	$10,020
'20	$12,327	$10,779
'20	$13,215	$11,132
'20	$13,938	$11,635
'20	$14,622	$12,153
'20	$15,345	$12,674
'20	$15,091	$12,362
'20	$14,583	$12,096
'20	$16,341	$13,724
'20	$17,240	$14,465
'21	$17,005	$14,497
'21	$17,113	$14,784
'21	$17,054	$14,971
'21	$17,785	$15,411
'21	$18,172	$15,893
'21	$18,242	$15,790
'21	$18,460	$15,530
'21	$19,213	$15,825
'21	$18,073	$15,319
'21	$18,777	$15,684
'21	$17,895	$14,978
'21	$18,638	$15,597
'22	$17,121	$15,022
'22	$16,051	$14,725
'22	$16,031	$14,748
'22	$14,482	$13,822
'22	$14,512	$13,922
'22	$13,030	$12,724
'22	$14,004	$13,160
'22	$13,294	$12,736
'22	$11,851	$11,464
'22	$12,410	$11,806
'22	$13,974	$13,200
'22	$13,324	$13,101
'23	$14,746	$14,164
'23	$14,136	$13,666
'23	$14,705	$14,001
'23	$14,878	$14,244
'23	$14,510	$13,726
'23	$15,093	$14,342
'23	$15,441	$14,925
'23	$14,888	$14,251
'23	$14,080	$13,801
'23	$13,394	$13,231
'23	$14,714	$14,422
'23	$15,461	$15,147
'24	$15,492	$14,996
'24	$16,167	$15,376
'24	$16,689	$15,857
'24	$16,008	$15,572
'24	$16,712	$16,024
'24	$16,630	$16,009
'24	$17,189	$16,379
'24	$17,717	$16,846
'24	$17,862	$17,300
'24	$17,241	$16,451
'24	$17,438	$16,302
'24	$16,909	$15,985

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	9.37%	3.77%	5.39%
MSCI ACWI ex USA Index	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 20,173,995
Holdings Count | Holding		86
Advisory Fees Paid, Amount		$ 24,592
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	20,173,995
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	24,592

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	21%
Information Technology	20%
Health Care	15%
Industrials	14%
Consumer Discretionary	10%
Communication Services	7%
Consumer Staples	4%
Energy	3%
Materials	3%

Geographical Diversification

Country	% of Net Assets
Germany	15%
France	11%
United States	9%
Canada	8%
Switzerland	8%
Netherlands	6%
Japan	6%
Singapore	5%
China	4%
United Kingdom	4%
Other	20%

Material Fund Change [Text Block]
C000069664
Shareholder Report [Line Items]
Fund Name		DWS Alternative Asset Allocation VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Alternative Asset Allocation VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.23%

Gross expense ratio as of the latest prospectus: 0.83%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.23%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	Blended Index	MSCI World Index
'14	$10,000	$10,000	$10,000	$10,000	$10,000
'15	$10,014	$9,844	$9,984	$9,936	$9,819
'15	$10,094	$10,394	$9,903	$10,316	$10,394
'15	$10,029	$10,257	$9,808	$10,217	$10,231
'15	$10,122	$10,541	$9,912	$10,374	$10,471
'15	$10,062	$10,550	$9,735	$10,391	$10,507
'15	$9,854	$10,319	$9,692	$10,188	$10,263
'15	$9,832	$10,375	$9,714	$10,337	$10,447
'15	$9,557	$9,681	$9,725	$9,854	$9,756
'15	$9,452	$9,327	$9,775	$9,620	$9,396
'15	$9,638	$10,029	$9,796	$10,154	$10,141
'15	$9,497	$9,968	$9,633	$10,110	$10,090
'15	$9,371	$9,784	$9,685	$9,976	$9,913
'16	$9,266	$9,169	$9,768	$9,599	$9,320
'16	$9,252	$9,122	$9,986	$9,570	$9,250
'16	$9,571	$9,812	$10,256	$10,051	$9,878
'16	$9,707	$9,970	$10,392	$10,174	$10,035
'16	$9,753	$9,989	$10,253	$10,214	$10,091
'16	$9,966	$9,917	$10,552	$10,189	$9,978
'16	$10,027	$10,358	$10,632	$10,510	$10,399
'16	$9,974	$10,394	$10,580	$10,513	$10,408
'16	$10,057	$10,474	$10,638	$10,550	$10,463
'16	$9,920	$10,270	$10,343	$10,383	$10,261
'16	$9,761	$10,382	$9,932	$10,414	$10,408
'16	$9,867	$10,606	$9,887	$10,592	$10,657
'17	$9,951	$10,895	$9,998	$10,778	$10,915
'17	$10,065	$11,195	$10,045	$11,009	$11,217
'17	$10,057	$11,327	$10,061	$11,089	$11,337
'17	$10,131	$11,508	$10,174	$11,230	$11,505
'17	$10,178	$11,738	$10,332	$11,422	$11,748
'17	$10,178	$11,809	$10,323	$11,449	$11,793
'17	$10,326	$12,133	$10,496	$11,656	$12,076
'17	$10,388	$12,177	$10,600	$11,698	$12,093
'17	$10,380	$12,440	$10,505	$11,866	$12,364
'17	$10,427	$12,690	$10,465	$12,025	$12,598
'17	$10,521	$12,939	$10,581	$12,202	$12,871
'17	$10,598	$13,151	$10,618	$12,335	$13,045
'18	$10,692	$13,860	$10,744	$12,748	$13,733
'18	$10,038	$13,283	$10,649	$12,342	$13,165
'18	$10,092	$13,035	$10,762	$12,177	$12,878
'18	$10,131	$13,155	$10,590	$12,248	$13,026
'18	$10,203	$13,209	$10,510	$12,328	$13,107
'18	$10,187	$13,129	$10,463	$12,320	$13,101
'18	$10,203	$13,488	$10,445	$12,590	$13,510
'18	$10,219	$13,611	$10,456	$12,723	$13,677
'18	$10,187	$13,632	$10,366	$12,748	$13,753
'18	$9,885	$12,563	$10,250	$12,063	$12,744
'18	$9,885	$12,737	$10,282	$12,180	$12,888
'18	$9,630	$11,814	$10,490	$11,599	$11,908
'19	$10,163	$12,774	$10,650	$12,268	$12,835
'19	$10,299	$13,130	$10,589	$12,524	$13,221
'19	$10,410	$13,263	$10,721	$12,711	$13,394
'19	$10,490	$13,700	$10,690	$13,027	$13,869
'19	$10,341	$12,883	$10,834	$12,571	$13,069
'19	$10,564	$13,707	$11,074	$13,198	$13,930
'19	$10,606	$13,748	$11,044	$13,252	$13,999
'19	$10,655	$13,399	$11,268	$13,166	$13,713
'19	$10,730	$13,680	$11,154	$13,341	$14,005
'19	$10,829	$14,057	$11,228	$13,590	$14,361
'19	$10,796	$14,407	$11,143	$13,853	$14,761
'19	$11,044	$14,920	$11,208	$14,141	$15,203
'20	$11,102	$14,722	$11,351	$14,162	$15,111
'20	$10,713	$13,513	$11,427	$13,401	$13,834
'20	$9,481	$11,563	$11,171	$12,136	$12,003
'20	$9,851	$12,839	$11,390	$13,128	$13,314
'20	$10,124	$13,432	$11,440	$13,593	$13,957
'20	$10,243	$13,863	$11,542	$13,879	$14,326
'20	$10,567	$14,581	$11,910	$14,406	$15,012
'20	$10,831	$15,466	$11,892	$15,038	$16,015
'20	$10,627	$14,990	$11,849	$14,675	$15,462
'20	$10,558	$14,666	$11,861	$14,344	$14,988
'20	$11,308	$16,528	$12,076	$15,654	$16,904
'20	$11,675	$17,354	$12,238	$16,123	$17,621
'21	$11,700	$17,331	$12,131	$15,979	$17,446
'21	$11,947	$17,800	$11,922	$16,196	$17,893
'21	$12,007	$18,260	$11,693	$16,512	$18,488
'21	$12,458	$19,049	$11,840	$17,087	$19,349
'21	$12,588	$19,336	$11,951	$17,278	$19,627
'21	$12,745	$19,566	$11,846	$17,496	$19,920
'21	$12,867	$19,660	$12,004	$17,776	$20,277
'21	$13,006	$20,146	$11,954	$18,075	$20,782
'21	$12,849	$19,347	$11,741	$17,503	$19,919
'21	$13,162	$20,283	$11,713	$18,192	$21,047
'21	$12,736	$19,733	$11,679	$17,931	$20,586
'21	$13,162	$20,513	$11,662	$18,454	$21,465
'22	$12,928	$19,446	$11,423	$17,654	$20,330
'22	$12,849	$19,002	$11,288	$17,287	$19,816
'22	$13,241	$19,389	$10,944	$17,479	$20,359
'22	$12,974	$17,849	$10,344	$16,265	$18,668
'22	$12,936	$17,858	$10,373	$16,315	$18,682
'22	$12,251	$16,316	$10,040	$15,248	$17,064
'22	$12,655	$17,479	$10,253	$16,207	$18,419
'22	$12,495	$16,861	$9,849	$15,598	$17,649
'22	$11,764	$15,231	$9,342	$14,381	$16,008
'22	$11,914	$16,165	$9,278	$15,043	$17,158
'22	$12,364	$17,392	$9,715	$15,945	$18,351
'22	$12,186	$16,730	$9,767	$15,450	$17,571
'23	$12,636	$17,963	$10,088	$16,358	$18,815
'23	$12,326	$17,463	$9,753	$15,957	$18,362
'23	$12,401	$17,886	$10,061	$16,431	$18,930
'23	$12,462	$18,111	$10,106	$16,664	$19,262
'23	$12,208	$17,889	$9,908	$16,497	$19,069
'23	$12,483	$18,930	$9,907	$17,173	$20,222
'23	$12,706	$19,654	$9,976	$17,571	$20,902
'23	$12,513	$19,087	$9,839	$17,245	$20,403
'23	$12,259	$18,284	$9,552	$16,593	$19,522
'23	$12,137	$17,670	$9,438	$16,180	$18,956
'23	$12,625	$19,302	$9,914	$17,459	$20,733
'23	$12,940	$20,320	$10,326	$18,261	$21,751
'24	$12,818	$20,363	$10,183	$18,400	$22,012
'24	$12,889	$21,210	$10,055	$18,864	$22,945
'24	$13,143	$21,880	$10,111	$19,340	$23,683
'24	$12,962	$21,136	$9,855	$18,693	$22,803
'24	$13,268	$21,992	$9,985	$19,371	$23,821
'24	$13,215	$22,392	$9,999	$19,703	$24,306
'24	$13,458	$22,860	$10,275	$20,086	$24,734
'24	$13,732	$23,391	$10,518	$20,552	$25,388
'24	$14,049	$23,927	$10,697	$20,901	$25,853
'24	$13,817	$23,371	$10,339	$20,457	$25,340
'24	$14,123	$24,281	$10,374	$21,179	$26,503
'24	$13,669	$23,630	$10,151	$20,690	$25,812

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	5.64%	4.36%	3.17%
MSCI ACWI All Cap Index	16.29%	9.63%	8.98%
Bloomberg Global Aggregate Index	-1.69%	-1.96%	0.15%
Blended Index	13.30%	7.91%	7.54%
MSCI World Index	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index replace the MSCI World Index as the Fund's broad-based indices in compliance with updated regulatory requirements.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 414,153,336
Holdings Count | Holding		13
Advisory Fees Paid, Amount		$ 424,945
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	414,153,336
Number of Portfolio Holdings	13
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	424,945

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Real Asset	46%
DWS RREEF Global Infrastructure Fund	16%
DWS Enhanced Commodity Strategy Fund	15%
DWS RREEF Real Estate Securities Fund	9%
Xtrackers RREEF Global Natural Resources ETF	4%
iShares Global Infrastructure ETF	2%
Alternative Fixed Income	27%
DWS Floating Rate Fund	11%
iShares JP Morgan USD Emerging Markets Bond ETF	8%
SPDR Blackstone Senior Loan ETF	5%
DWS Emerging Markets Fixed Income Fund	3%
Alternative Equity	15%
SPDR Bloomberg Convertible Securities ETF	12%
iShares Preferred & Income Securities ETF	3%
Absolute Return	9%
DWS Global Macro Fund	9%
Cash Equivalents	3%
DWS Central Cash Management Government Fund	3%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.02% to 1.05%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.02% to 1.05%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.
C000077948
Shareholder Report [Line Items]
Fund Name		DWS Alternative Asset Allocation VIP
Class Name		Class B
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Alternative Asset Allocation VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$63	0.61%

Gross expense ratio as of the latest prospectus: 1.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.61%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class B	MSCI ACWI All Cap Index	Bloomberg Global Aggregate Index	Blended Index	MSCI World Index
'14	$10,000	$10,000	$10,000	$10,000	$10,000
'15	$10,007	$9,844	$9,984	$9,936	$9,819
'15	$10,094	$10,394	$9,903	$10,316	$10,394
'15	$10,029	$10,257	$9,808	$10,217	$10,231
'15	$10,111	$10,541	$9,912	$10,374	$10,471
'15	$10,051	$10,550	$9,735	$10,391	$10,507
'15	$9,843	$10,319	$9,692	$10,188	$10,263
'15	$9,814	$10,375	$9,714	$10,337	$10,447
'15	$9,539	$9,681	$9,725	$9,854	$9,756
'15	$9,435	$9,327	$9,775	$9,620	$9,396
'15	$9,613	$10,029	$9,796	$10,154	$10,141
'15	$9,472	$9,968	$9,633	$10,110	$10,090
'15	$9,346	$9,784	$9,685	$9,976	$9,913
'16	$9,235	$9,169	$9,768	$9,599	$9,320
'16	$9,220	$9,122	$9,986	$9,570	$9,250
'16	$9,539	$9,812	$10,256	$10,051	$9,878
'16	$9,676	$9,970	$10,392	$10,174	$10,035
'16	$9,706	$9,989	$10,253	$10,214	$10,091
'16	$9,926	$9,917	$10,552	$10,189	$9,978
'16	$9,986	$10,358	$10,632	$10,510	$10,399
'16	$9,926	$10,394	$10,580	$10,513	$10,408
'16	$10,001	$10,474	$10,638	$10,550	$10,463
'16	$9,865	$10,270	$10,343	$10,383	$10,261
'16	$9,706	$10,382	$9,932	$10,414	$10,408
'16	$9,812	$10,606	$9,887	$10,592	$10,657
'17	$9,888	$10,895	$9,998	$10,778	$10,915
'17	$10,001	$11,195	$10,045	$11,009	$11,217
'17	$9,994	$11,327	$10,061	$11,089	$11,337
'17	$10,060	$11,508	$10,174	$11,230	$11,505
'17	$10,106	$11,738	$10,332	$11,422	$11,748
'17	$10,106	$11,809	$10,323	$11,449	$11,793
'17	$10,245	$12,133	$10,496	$11,656	$12,076
'17	$10,307	$12,177	$10,600	$11,698	$12,093
'17	$10,299	$12,440	$10,505	$11,866	$12,364
'17	$10,338	$12,690	$10,465	$12,025	$12,598
'17	$10,430	$12,939	$10,581	$12,202	$12,871
'17	$10,500	$13,151	$10,618	$12,335	$13,045
'18	$10,593	$13,860	$10,744	$12,748	$13,733
'18	$9,944	$13,283	$10,649	$12,342	$13,165
'18	$9,998	$13,035	$10,762	$12,177	$12,878
'18	$10,030	$13,155	$10,590	$12,248	$13,026
'18	$10,101	$13,209	$10,510	$12,328	$13,107
'18	$10,085	$13,129	$10,463	$12,320	$13,101
'18	$10,101	$13,488	$10,445	$12,590	$13,510
'18	$10,109	$13,611	$10,456	$12,723	$13,677
'18	$10,077	$13,632	$10,366	$12,748	$13,753
'18	$9,770	$12,563	$10,250	$12,063	$12,744
'18	$9,770	$12,737	$10,282	$12,180	$12,888
'18	$9,518	$11,814	$10,490	$11,599	$11,908
'19	$10,038	$12,774	$10,650	$12,268	$12,835
'19	$10,180	$13,130	$10,589	$12,524	$13,221
'19	$10,282	$13,263	$10,721	$12,711	$13,394
'19	$10,354	$13,700	$10,690	$13,027	$13,869
'19	$10,207	$12,883	$10,834	$12,571	$13,069
'19	$10,427	$13,707	$11,074	$13,198	$13,930
'19	$10,468	$13,748	$11,044	$13,252	$13,999
'19	$10,517	$13,399	$11,268	$13,166	$13,713
'19	$10,582	$13,680	$11,154	$13,341	$14,005
'19	$10,672	$14,057	$11,228	$13,590	$14,361
'19	$10,648	$14,407	$11,143	$13,853	$14,761
'19	$10,884	$14,920	$11,208	$14,141	$15,203
'20	$10,941	$14,722	$11,351	$14,162	$15,111
'20	$10,558	$13,513	$11,427	$13,401	$13,834
'20	$9,334	$11,563	$11,171	$12,136	$12,003
'20	$9,695	$12,839	$11,390	$13,128	$13,314
'20	$9,963	$13,432	$11,440	$13,593	$13,957
'20	$10,081	$13,863	$11,542	$13,879	$14,326
'20	$10,391	$14,581	$11,910	$14,406	$15,012
'20	$10,651	$15,466	$11,892	$15,038	$16,015
'20	$10,441	$14,990	$11,849	$14,675	$15,462
'20	$10,374	$14,666	$11,861	$14,344	$14,988
'20	$11,103	$16,528	$12,076	$15,654	$16,904
'20	$11,463	$17,354	$12,238	$16,123	$17,621
'21	$11,489	$17,331	$12,131	$15,979	$17,446
'21	$11,723	$17,800	$11,922	$16,196	$17,893
'21	$11,782	$18,260	$11,693	$16,512	$18,488
'21	$12,214	$19,049	$11,840	$17,087	$19,349
'21	$12,342	$19,336	$11,951	$17,278	$19,627
'21	$12,495	$19,566	$11,846	$17,496	$19,920
'21	$12,606	$19,660	$12,004	$17,776	$20,277
'21	$12,742	$20,146	$11,954	$18,075	$20,782
'21	$12,589	$19,347	$11,741	$17,503	$19,919
'21	$12,887	$20,283	$11,713	$18,192	$21,047
'21	$12,470	$19,733	$11,679	$17,931	$20,586
'21	$12,879	$20,513	$11,662	$18,454	$21,465
'22	$12,649	$19,446	$11,423	$17,654	$20,330
'22	$12,564	$19,002	$11,288	$17,287	$19,816
'22	$12,947	$19,389	$10,944	$17,479	$20,359
'22	$12,678	$17,849	$10,344	$16,265	$18,668
'22	$12,633	$17,858	$10,373	$16,315	$18,682
'22	$11,964	$16,316	$10,040	$15,248	$17,064
'22	$12,349	$17,479	$10,253	$16,207	$18,419
'22	$12,193	$16,861	$9,849	$15,598	$17,649
'22	$11,479	$15,231	$9,342	$14,381	$16,008
'22	$11,617	$16,165	$9,278	$15,043	$17,158
'22	$12,047	$17,392	$9,715	$15,945	$18,351
'22	$11,882	$16,730	$9,767	$15,450	$17,571
'23	$12,312	$17,963	$10,088	$16,358	$18,815
'23	$12,010	$17,463	$9,753	$15,957	$18,362
'23	$12,074	$17,886	$10,061	$16,431	$18,930
'23	$12,131	$18,111	$10,106	$16,664	$19,262
'23	$11,875	$17,889	$9,908	$16,497	$19,069
'23	$12,141	$18,930	$9,907	$17,173	$20,222
'23	$12,358	$19,654	$9,976	$17,571	$20,902
'23	$12,161	$19,087	$9,839	$17,245	$20,403
'23	$11,914	$18,284	$9,552	$16,593	$19,522
'23	$11,786	$17,670	$9,438	$16,180	$18,956
'23	$12,269	$19,302	$9,914	$17,459	$20,733
'23	$12,556	$20,320	$10,326	$18,261	$21,751
'24	$12,437	$20,363	$10,183	$18,400	$22,012
'24	$12,506	$21,210	$10,055	$18,864	$22,945
'24	$12,743	$21,880	$10,111	$19,340	$23,683
'24	$12,567	$21,136	$9,855	$18,693	$22,803
'24	$12,864	$21,992	$9,985	$19,371	$23,821
'24	$12,813	$22,392	$9,999	$19,703	$24,306
'24	$13,037	$22,860	$10,275	$20,086	$24,734
'24	$13,293	$23,391	$10,518	$20,552	$25,388
'24	$13,610	$23,927	$10,697	$20,901	$25,853
'24	$13,375	$23,371	$10,339	$20,457	$25,340
'24	$13,671	$24,281	$10,374	$21,179	$26,503
'24	$13,221	$23,630	$10,151	$20,690	$25,812

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class B	5.30%	3.97%	2.83%
MSCI ACWI All Cap Index	16.29%	9.63%	8.98%
Bloomberg Global Aggregate Index	-1.69%	-1.96%	0.15%
Blended Index	13.30%	7.91%	7.54%
MSCI World Index	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index replace the MSCI World Index as the Fund's broad-based indices in compliance with updated regulatory requirements.
Material Change Date	Jan. 01, 2024
AssetsNet		$ 414,153,336
Holdings Count | Holding		13
Advisory Fees Paid, Amount		$ 424,945
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	414,153,336
Number of Portfolio Holdings	13
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	424,945

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Real Asset	46%
DWS RREEF Global Infrastructure Fund	16%
DWS Enhanced Commodity Strategy Fund	15%
DWS RREEF Real Estate Securities Fund	9%
Xtrackers RREEF Global Natural Resources ETF	4%
iShares Global Infrastructure ETF	2%
Alternative Fixed Income	27%
DWS Floating Rate Fund	11%
iShares JP Morgan USD Emerging Markets Bond ETF	8%
SPDR Blackstone Senior Loan ETF	5%
DWS Emerging Markets Fixed Income Fund	3%
Alternative Equity	15%
SPDR Bloomberg Convertible Securities ETF	12%
iShares Preferred & Income Securities ETF	3%
Absolute Return	9%
DWS Global Macro Fund	9%
Cash Equivalents	3%
DWS Central Cash Management Government Fund	3%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class B shares changed from 1.40% to 1.43%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class B shares changed from 1.40% to 1.43%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.
C000017204
Shareholder Report [Line Items]
Fund Name		DWS CROCI U.S. VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI U.S. VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.68%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.68%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell 1000® Value Index
'14	$10,000	$10,000	$10,000
'15	$9,661	$9,725	$9,600
'15	$10,276	$10,287	$10,065
'15	$10,288	$10,159	$9,928
'15	$10,233	$10,231	$10,021
'15	$10,507	$10,365	$10,141
'15	$10,330	$10,171	$9,939
'15	$10,318	$10,367	$9,982
'15	$9,490	$9,743	$9,388
'15	$9,033	$9,476	$9,104
'15	$9,508	$10,243	$9,791
'15	$9,477	$10,277	$9,829
'15	$9,313	$10,092	$9,617
'16	$8,399	$9,549	$9,120
'16	$8,204	$9,545	$9,118
'16	$8,612	$10,210	$9,775
'16	$8,568	$10,266	$9,980
'16	$8,697	$10,446	$10,135
'16	$8,522	$10,469	$10,223
'16	$8,865	$10,868	$10,520
'16	$8,833	$10,882	$10,601
'16	$8,762	$10,891	$10,579
'16	$8,632	$10,679	$10,415
'16	$8,788	$11,100	$11,010
'16	$8,904	$11,308	$11,285
'17	$9,105	$11,536	$11,365
'17	$9,526	$11,982	$11,774
'17	$9,604	$11,990	$11,654
'17	$9,679	$12,116	$11,632
'17	$9,857	$12,271	$11,621
'17	$9,969	$12,357	$11,811
'17	$10,107	$12,601	$11,967
'17	$10,192	$12,641	$11,828
'17	$10,435	$12,910	$12,178
'17	$10,587	$13,206	$12,267
'17	$10,968	$13,609	$12,642
'17	$10,942	$13,761	$12,827
'18	$11,422	$14,516	$13,323
'18	$10,869	$13,983	$12,687
'18	$10,738	$13,666	$12,464
'18	$10,724	$13,712	$12,505
'18	$10,674	$14,062	$12,579
'18	$10,783	$14,153	$12,610
'18	$11,146	$14,642	$13,109
'18	$11,394	$15,146	$13,303
'18	$11,285	$15,204	$13,329
'18	$10,455	$14,128	$12,639
'18	$10,899	$14,415	$13,016
'18	$9,793	$13,102	$11,767
'19	$10,906	$14,200	$12,682
'19	$11,241	$14,681	$13,088
'19	$11,045	$14,937	$13,171
'19	$11,655	$15,540	$13,638
'19	$10,751	$14,550	$12,761
'19	$11,599	$15,571	$13,677
'19	$11,793	$15,813	$13,791
'19	$11,049	$15,523	$13,385
'19	$11,663	$15,792	$13,863
'19	$12,196	$16,127	$14,056
'19	$12,697	$16,736	$14,491
'19	$13,020	$17,220	$14,890
'20	$12,269	$17,238	$14,569
'20	$11,049	$15,830	$13,158
'20	$8,885	$13,738	$10,910
'20	$9,950	$15,553	$12,136
'20	$10,083	$16,374	$12,552
'20	$10,092	$16,736	$12,469
'20	$10,384	$17,716	$12,962
'20	$10,773	$19,016	$13,498
'20	$10,428	$18,321	$13,166
'20	$10,074	$17,879	$12,993
'20	$11,172	$19,985	$14,741
'20	$11,437	$20,830	$15,306
'21	$11,543	$20,658	$15,166
'21	$11,623	$21,257	$16,082
'21	$12,641	$22,061	$17,028
'21	$12,792	$23,249	$17,709
'21	$13,036	$23,359	$18,123
'21	$13,180	$23,944	$17,915
'21	$13,442	$24,442	$18,059
'21	$13,785	$25,149	$18,417
'21	$13,099	$23,994	$17,776
'21	$13,569	$25,659	$18,678
'21	$13,424	$25,315	$18,020
'21	$14,489	$26,340	$19,157
'22	$13,839	$24,855	$18,711
'22	$13,469	$24,173	$18,493
'22	$13,695	$24,989	$19,015
'22	$12,912	$22,761	$17,943
'22	$13,191	$22,727	$18,292
'22	$11,848	$20,823	$16,694
'22	$12,594	$22,763	$17,801
'22	$12,053	$21,889	$17,270
'22	$11,083	$19,863	$15,756
'22	$12,147	$21,456	$17,371
'22	$12,986	$22,617	$18,457
'22	$12,258	$21,302	$17,713
'23	$13,303	$22,730	$18,631
'23	$12,837	$22,189	$17,974
'23	$12,930	$22,891	$17,891
'23	$13,018	$23,175	$18,161
'23	$12,867	$23,283	$17,460
'23	$13,693	$24,855	$18,620
'23	$14,082	$25,710	$19,275
'23	$13,864	$25,260	$18,754
'23	$13,313	$24,073	$18,031
'23	$12,819	$23,491	$17,395
'23	$13,788	$25,685	$18,707
'23	$14,804	$26,953	$19,743
'24	$14,975	$27,329	$19,764
'24	$15,639	$28,805	$20,493
'24	$16,437	$29,728	$21,517
'24	$15,543	$28,463	$20,598
'24	$16,093	$29,804	$21,251
'24	$16,382	$30,790	$21,051
'24	$16,990	$31,238	$22,127
'24	$17,250	$31,979	$22,721
'24	$17,346	$32,663	$23,036
'24	$17,125	$32,434	$22,783
'24	$17,925	$34,522	$24,238
'24	$17,433	$33,560	$22,580

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	17.76%	6.01%	5.72%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 138,469,254
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 703,514
InvestmentCompanyPortfolioTurnover		60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	138,469,254
Number of Portfolio Holdings	78
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	703,514

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	25%
Health Care	22%
Communication Services	15%
Financials	13%
Industrials	9%
Consumer Discretionary	7%
Consumer Staples	5%
Energy	2%
Materials	1%

Material Fund Change [Text Block]
C000017210
Shareholder Report [Line Items]
Fund Name		DWS Government Money Market VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Government Money Market VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.40%

Gross expense ratio as of the latest prospectus: 0.39%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
AssetsNet		$ 214,501,528
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 487,020
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	214,501,528
Number of Portfolio Holdings	52
Total Net Advisory Fees Paid ($)	487,020
Weighted Average Maturity	19 days
7-Day Current Yield	4.17%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of December 31, 2024.

C000017214
Shareholder Report [Line Items]
Fund Name		DWS Small Mid Cap Growth VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Small Mid Cap Growth VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.83%

Gross expense ratio as of the latest prospectus: 0.85%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.83%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2500™ Growth Index
'14	$10,000	$10,000	$10,000
'15	$9,812	$9,722	$9,846
'15	$10,688	$10,285	$10,571
'15	$10,968	$10,180	$10,744
'15	$10,584	$10,226	$10,520
'15	$11,001	$10,368	$10,845
'15	$11,011	$10,194	$10,809
'15	$11,096	$10,365	$10,938
'15	$10,328	$9,739	$10,171
'15	$9,640	$9,455	$9,615
'15	$10,171	$10,202	$10,118
'15	$10,290	$10,258	$10,347
'15	$9,910	$10,048	$9,981
'16	$8,934	$9,481	$8,994
'16	$8,886	$9,478	$9,022
'16	$9,726	$10,145	$9,716
'16	$9,949	$10,208	$9,809
'16	$10,103	$10,391	$10,053
'16	$9,880	$10,412	$9,978
'16	$10,548	$10,825	$10,571
'16	$10,508	$10,853	$10,644
'16	$10,462	$10,870	$10,675
'16	$10,046	$10,635	$10,118
'16	$10,764	$11,111	$10,855
'16	$10,810	$11,327	$10,952
'17	$11,123	$11,541	$11,212
'17	$11,414	$11,970	$11,552
'17	$11,534	$11,978	$11,637
'17	$11,739	$12,105	$11,842
'17	$11,715	$12,229	$11,847
'17	$12,015	$12,339	$12,117
'17	$12,112	$12,572	$12,278
'17	$12,196	$12,596	$12,302
'17	$12,671	$12,903	$12,817
'17	$12,762	$13,185	$13,160
'17	$13,141	$13,585	$13,594
'17	$13,201	$13,721	$13,631
'18	$13,899	$14,444	$14,311
'18	$13,243	$13,912	$13,842
'18	$13,315	$13,633	$13,955
'18	$13,197	$13,684	$13,866
'18	$13,872	$14,071	$14,604
'18	$13,971	$14,163	$14,726
'18	$14,124	$14,633	$15,002
'18	$14,951	$15,147	$16,016
'18	$14,637	$15,172	$15,782
'18	$12,747	$14,055	$13,886
'18	$12,963	$14,336	$14,148
'18	$11,407	$13,002	$12,613
'19	$12,576	$14,118	$14,115
'19	$13,071	$14,614	$15,045
'19	$12,873	$14,828	$15,008
'19	$13,330	$15,420	$15,533
'19	$12,287	$14,422	$14,501
'19	$13,197	$15,435	$15,629
'19	$13,299	$15,664	$15,873
'19	$12,747	$15,345	$15,422
'19	$12,819	$15,614	$15,132
'19	$13,166	$15,950	$15,521
'19	$13,749	$16,557	$16,578
'19	$13,964	$17,035	$16,732
'20	$13,882	$17,016	$16,750
'20	$12,778	$15,623	$15,614
'20	$10,325	$13,475	$12,847
'20	$11,847	$15,259	$14,907
'20	$13,088	$16,075	$16,463
'20	$13,370	$16,443	$17,069
'20	$14,079	$17,376	$18,004
'20	$14,861	$18,635	$18,814
'20	$14,684	$17,957	$18,669
'20	$15,039	$17,569	$18,890
'20	$16,947	$19,706	$21,641
'20	$18,178	$20,593	$23,503
'21	$18,449	$20,501	$24,160
'21	$18,991	$21,142	$24,919
'21	$18,929	$21,900	$24,087
'21	$19,400	$23,029	$24,934
'21	$19,038	$23,134	$24,241
'21	$19,937	$23,705	$25,541
'21	$20,244	$24,105	$24,989
'21	$20,496	$24,793	$25,614
'21	$19,652	$23,680	$24,639
'21	$20,957	$25,282	$25,903
'21	$19,937	$24,897	$24,568
'21	$20,694	$25,877	$24,688
'22	$18,314	$24,355	$21,431
'22	$18,215	$23,741	$21,496
'22	$18,270	$24,512	$21,651
'22	$16,526	$22,312	$19,178
'22	$16,177	$22,282	$18,713
'22	$14,709	$20,418	$17,418
'22	$16,202	$22,333	$19,405
'22	$15,655	$21,500	$19,036
'22	$14,336	$19,506	$17,397
'22	$15,244	$21,106	$18,810
'22	$15,593	$22,208	$19,370
'22	$14,896	$20,907	$18,217
'23	$16,053	$22,347	$20,041
'23	$15,829	$21,825	$19,724
'23	$15,406	$22,408	$19,409
'23	$15,104	$22,647	$19,164
'23	$15,052	$22,735	$19,143
'23	$16,589	$24,288	$20,655
'23	$17,080	$25,158	$21,344
'23	$16,551	$24,673	$20,475
'23	$15,556	$23,497	$19,242
'23	$14,496	$22,875	$17,907
'23	$15,956	$25,008	$19,494
'23	$17,700	$26,334	$21,666
'24	$17,507	$26,626	$21,176
'24	$18,295	$28,067	$22,892
'24	$19,044	$28,973	$23,509
'24	$17,608	$27,698	$21,757
'24	$18,260	$29,006	$22,640
'24	$18,051	$29,904	$22,518
'24	$19,486	$30,460	$23,890
'24	$19,225	$31,123	$23,705
'24	$19,447	$31,767	$24,092
'24	$18,821	$31,534	$24,032
'24	$20,203	$33,632	$26,891
'24	$18,612	$32,604	$24,677

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	5.15%	5.92%	6.41%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500™ Growth Index	13.90%	8.08%	9.45%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 49,198,325
Holdings Count | Holding		108
Advisory Fees Paid, Amount		$ 287,357
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	49,198,325
Number of Portfolio Holdings	108
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	287,357

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	22%
Industrials	21%
Health Care	20%
Financials	11%
Consumer Discretionary	10%
Materials	4%
Energy	3%
Consumer Staples	3%
Real Estate	3%
Communication Services	1%

Material Fund Change [Text Block]
C000017231
Shareholder Report [Line Items]
Fund Name		DWS Small Mid Cap Value VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Small Mid Cap Value VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.82%

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.82%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2500™ Value Index
'14	$10,000	$10,000	$10,000
'15	$9,618	$9,722	$9,747
'15	$10,326	$10,285	$10,198
'15	$10,416	$10,180	$10,302
'15	$10,528	$10,226	$10,154
'15	$10,847	$10,368	$10,279
'15	$10,872	$10,194	$10,171
'15	$10,485	$10,365	$10,020
'15	$9,907	$9,739	$9,533
'15	$9,514	$9,455	$9,196
'15	$10,073	$10,202	$9,741
'15	$10,380	$10,258	$9,905
'15	$9,809	$10,048	$9,451
'16	$9,152	$9,481	$8,872
'16	$9,164	$9,478	$8,968
'16	$9,907	$10,145	$9,766
'16	$10,185	$10,208	$9,956
'16	$10,247	$10,391	$10,132
'16	$9,854	$10,412	$10,193
'16	$10,377	$10,825	$10,657
'16	$10,591	$10,853	$10,752
'16	$10,563	$10,870	$10,822
'16	$10,350	$10,635	$10,499
'16	$11,190	$11,111	$11,505
'16	$11,465	$11,327	$11,833
'17	$11,596	$11,541	$11,898
'17	$11,748	$11,970	$12,120
'17	$11,768	$11,978	$12,025
'17	$11,786	$12,105	$12,013
'17	$11,538	$12,229	$11,752
'17	$11,708	$12,339	$12,064
'17	$11,885	$12,572	$12,158
'17	$11,658	$12,596	$11,947
'17	$12,381	$12,903	$12,527
'17	$12,459	$13,185	$12,595
'17	$12,849	$13,585	$13,007
'17	$12,672	$13,721	$13,059
'18	$12,792	$14,444	$13,224
'18	$12,133	$13,912	$12,575
'18	$12,332	$13,633	$12,713
'18	$12,403	$13,684	$12,851
'18	$12,761	$14,071	$13,379
'18	$12,717	$14,163	$13,450
'18	$12,918	$14,633	$13,718
'18	$13,240	$15,147	$14,030
'18	$12,952	$15,172	$13,810
'18	$11,802	$14,055	$12,629
'18	$12,011	$14,336	$12,868
'18	$10,643	$13,002	$11,445
'19	$11,767	$14,118	$12,724
'19	$12,229	$14,614	$13,122
'19	$11,933	$14,828	$12,947
'19	$12,356	$15,420	$13,401
'19	$11,496	$14,422	$12,390
'19	$12,120	$15,435	$13,192
'19	$12,299	$15,664	$13,277
'19	$11,449	$15,345	$12,631
'19	$11,978	$15,614	$13,209
'19	$12,110	$15,950	$13,399
'19	$12,413	$16,557	$13,728
'19	$12,932	$17,035	$14,142
'20	$12,592	$17,016	$13,627
'20	$11,175	$15,623	$12,313
'20	$8,511	$13,475	$9,243
'20	$9,611	$15,259	$10,466
'20	$9,889	$16,075	$10,943
'20	$9,975	$16,443	$11,147
'20	$10,381	$17,376	$11,482
'20	$10,648	$18,635	$12,004
'20	$10,210	$17,957	$11,542
'20	$10,381	$17,569	$11,803
'20	$11,974	$19,706	$13,868
'20	$12,829	$20,593	$14,832
'21	$13,011	$20,501	$15,160
'21	$14,090	$21,142	$16,509
'21	$14,871	$21,900	$17,328
'21	$15,660	$23,029	$18,072
'21	$16,157	$23,134	$18,439
'21	$15,973	$23,705	$18,196
'21	$15,811	$24,105	$17,929
'21	$16,071	$24,793	$18,307
'21	$15,638	$23,680	$17,819
'21	$16,298	$25,282	$18,665
'21	$15,908	$24,897	$18,016
'21	$16,742	$25,877	$18,953
'22	$15,703	$24,355	$17,989
'22	$15,919	$23,741	$18,283
'22	$16,092	$24,512	$18,668
'22	$14,960	$22,312	$17,403
'22	$15,203	$22,282	$17,736
'22	$13,553	$20,418	$15,795
'22	$14,838	$22,333	$17,324
'22	$14,406	$21,500	$16,781
'22	$12,889	$19,506	$15,084
'22	$14,273	$21,106	$16,676
'22	$14,783	$22,208	$17,514
'22	$14,096	$20,907	$16,473
'23	$15,502	$22,347	$18,119
'23	$15,170	$21,825	$17,606
'23	$14,495	$22,408	$16,703
'23	$14,251	$22,647	$16,480
'23	$13,807	$22,735	$16,010
'23	$15,011	$24,288	$17,433
'23	$15,852	$25,158	$18,455
'23	$15,174	$24,673	$17,744
'23	$14,274	$23,497	$16,795
'23	$13,538	$22,875	$15,852
'23	$14,695	$25,008	$17,291
'23	$16,203	$26,334	$19,105
'24	$15,712	$26,626	$18,569
'24	$16,378	$28,067	$19,314
'24	$17,290	$28,973	$20,265
'24	$16,162	$27,698	$18,991
'24	$16,898	$29,006	$19,791
'24	$16,449	$29,904	$19,393
'24	$17,944	$30,460	$20,963
'24	$17,471	$31,123	$20,962
'24	$17,458	$31,767	$21,260
'24	$16,985	$31,534	$20,992
'24	$18,542	$33,632	$22,844
'24	$17,209	$32,604	$21,204

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	6.21%	5.88%	5.58%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500™ Value Index	10.98%	8.44%	7.81%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]		The Russell 3000® Index replaces the Russell 2500™ Value Index as the Fund's broad-based index in compliance with updated regulatory requirements.
AssetsNet		$ 79,479,754
Holdings Count | Holding		118
Advisory Fees Paid, Amount		$ 501,436
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	79,479,754
Number of Portfolio Holdings	118
Portfolio Turnover Rate (%)	41
Total Net Advisory Fees Paid ($)	501,436

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Industrials	16%
Consumer Discretionary	11%
Information Technology	10%
Real Estate	9%
Health Care	7%
Energy	6%
Materials	6%
Consumer Staples	4%
Communication Services	3%
Utilities	3%

Material Fund Change [Text Block]
C000017232
Shareholder Report [Line Items]
Fund Name		DWS Small Mid Cap Value VIP
Class Name		Class B
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Small Mid Cap Value VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$121	1.18%

Gross expense ratio as of the latest prospectus: 1.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 121
Expense Ratio, Percent		1.18%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class B	Russell 3000® Index	Russell 2500™ Value Index
'14	$10,000	$10,000	$10,000
'15	$9,617	$9,722	$9,747
'15	$10,321	$10,285	$10,198
'15	$10,411	$10,180	$10,302
'15	$10,521	$10,226	$10,154
'15	$10,839	$10,368	$10,279
'15	$10,858	$10,194	$10,171
'15	$10,472	$10,365	$10,020
'15	$9,889	$9,739	$9,533
'15	$9,491	$9,455	$9,196
'15	$10,049	$10,202	$9,741
'15	$10,349	$10,258	$9,905
'15	$9,779	$10,048	$9,451
'16	$9,117	$9,481	$8,872
'16	$9,129	$9,478	$8,968
'16	$9,865	$10,145	$9,766
'16	$10,143	$10,208	$9,956
'16	$10,198	$10,391	$10,132
'16	$9,807	$10,412	$10,193
'16	$10,328	$10,825	$10,657
'16	$10,526	$10,853	$10,752
'16	$10,506	$10,870	$10,822
'16	$10,287	$10,635	$10,499
'16	$11,115	$11,111	$11,505
'16	$11,389	$11,327	$11,833
'17	$11,513	$11,541	$11,898
'17	$11,663	$11,970	$12,120
'17	$11,677	$11,978	$12,025
'17	$11,686	$12,105	$12,013
'17	$11,441	$12,229	$11,752
'17	$11,609	$12,339	$12,064
'17	$11,785	$12,572	$12,158
'17	$11,553	$12,596	$11,947
'17	$12,262	$12,903	$12,527
'17	$12,340	$13,185	$12,595
'17	$12,719	$13,585	$13,007
'17	$12,543	$13,721	$13,059
'18	$12,656	$14,444	$13,224
'18	$12,002	$13,912	$12,575
'18	$12,192	$13,633	$12,713
'18	$12,259	$13,684	$12,851
'18	$12,612	$14,071	$13,379
'18	$12,569	$14,163	$13,450
'18	$12,750	$14,633	$13,718
'18	$13,076	$15,147	$14,030
'18	$12,784	$15,172	$13,810
'18	$11,640	$14,055	$12,629
'18	$11,846	$14,336	$12,868
'18	$10,496	$13,002	$11,445
'19	$11,605	$14,118	$12,724
'19	$12,053	$14,614	$13,122
'19	$11,760	$14,828	$12,947
'19	$12,169	$15,420	$13,401
'19	$11,314	$14,422	$12,390
'19	$11,928	$15,435	$13,192
'19	$12,104	$15,664	$13,277
'19	$11,268	$15,345	$12,631
'19	$11,788	$15,614	$13,209
'19	$11,909	$15,950	$13,399
'19	$12,206	$16,557	$13,728
'19	$12,699	$17,035	$14,142
'20	$12,364	$17,016	$13,627
'20	$10,971	$15,623	$12,313
'20	$8,351	$13,475	$9,243
'20	$9,437	$15,259	$10,466
'20	$9,709	$16,075	$10,943
'20	$9,793	$16,443	$11,147
'20	$10,181	$17,376	$11,482
'20	$10,442	$18,635	$12,004
'20	$10,003	$17,957	$11,542
'20	$10,170	$17,569	$11,803
'20	$11,731	$19,706	$13,868
'20	$12,558	$20,593	$14,832
'21	$12,736	$20,501	$15,160
'21	$13,784	$21,142	$16,509
'21	$14,538	$21,900	$17,328
'21	$15,317	$23,029	$18,072
'21	$15,792	$23,134	$18,439
'21	$15,612	$23,705	$18,196
'21	$15,454	$24,105	$17,929
'21	$15,697	$24,793	$18,307
'21	$15,264	$23,680	$17,819
'21	$15,908	$25,282	$18,665
'21	$15,517	$24,897	$18,016
'21	$16,331	$25,877	$18,953
'22	$15,317	$24,355	$17,989
'22	$15,517	$23,741	$18,283
'22	$15,676	$24,512	$18,668
'22	$14,567	$22,312	$17,403
'22	$14,815	$22,282	$17,736
'22	$13,200	$20,418	$15,795
'22	$14,438	$22,333	$17,324
'22	$14,018	$21,500	$16,781
'22	$12,532	$19,506	$15,084
'22	$13,878	$21,106	$16,676
'22	$14,363	$22,208	$17,514
'22	$13,695	$20,907	$16,473
'23	$15,062	$22,347	$18,119
'23	$14,739	$21,825	$17,606
'23	$14,072	$22,408	$16,703
'23	$13,825	$22,647	$16,480
'23	$13,394	$22,735	$16,010
'23	$14,561	$24,288	$17,433
'23	$15,376	$25,158	$18,455
'23	$14,708	$24,673	$17,744
'23	$13,836	$23,497	$16,795
'23	$13,111	$22,875	$15,852
'23	$14,232	$25,008	$17,291
'23	$15,693	$26,334	$19,105
'24	$15,206	$26,626	$18,569
'24	$15,851	$28,067	$19,314
'24	$16,723	$28,973	$20,265
'24	$15,628	$27,698	$18,991
'24	$16,337	$29,006	$19,791
'24	$15,893	$29,904	$19,393
'24	$17,335	$30,460	$20,963
'24	$16,878	$31,123	$20,962
'24	$16,854	$31,767	$21,260
'24	$16,398	$31,534	$20,992
'24	$17,900	$33,632	$22,844
'24	$16,602	$32,604	$21,204

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class B	5.79%	5.51%	5.20%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500™ Value Index	10.98%	8.44%	7.81%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]		The Russell 3000® Index replaces the Russell 2500™ Value Index as the Fund's broad-based index in compliance with updated regulatory requirements.
AssetsNet		$ 79,479,754
Holdings Count | Holding		118
Advisory Fees Paid, Amount		$ 501,436
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	79,479,754
Number of Portfolio Holdings	118
Portfolio Turnover Rate (%)	41
Total Net Advisory Fees Paid ($)	501,436

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Industrials	16%
Consumer Discretionary	11%
Information Technology	10%
Real Estate	9%
Health Care	7%
Energy	6%
Materials	6%
Consumer Staples	4%
Communication Services	3%
Utilities	3%

Material Fund Change [Text Block]